UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 35.0% (23.3% of Total investments)				$62,045,552
(Cost $61,926,663)
U.S. Government 6.8%				12,056,213
U.S. Treasury
Bond (A)(B)	2.750	08-15-47	2,187,000	2,102,510
Note	2.000	02-15-25	1,562,000	1,494,944
Note (A)(B)	2.250	11-15-27	8,813,000	8,458,759
U.S. Government Agency 28.2%				49,989,339
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	684,853	677,978
30 Yr Pass Thru	3.500	07-01-46	2,811,234	2,851,704
30 Yr Pass Thru	3.500	10-01-46	814,984	826,844
30 Yr Pass Thru	3.500	12-01-46	503,812	510,907
30 Yr Pass Thru	3.500	02-01-47	2,600,361	2,635,764
30 Yr Pass Thru	4.000	04-01-46	2,481,779	2,567,575
30 Yr Pass Thru	4.000	05-01-47	2,504,318	2,602,632
30 Yr Pass Thru	4.000	06-01-47	2,828,073	2,955,004
30 Yr Pass Thru	4.500	09-01-41	1,317,006	1,401,321
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,390,534	2,366,629
30 Yr Pass Thru	3.000	07-01-43	733,447	723,018
30 Yr Pass Thru	3.500	12-01-42	3,487,261	3,543,112
30 Yr Pass Thru	3.500	01-01-43	2,694,013	2,744,315
30 Yr Pass Thru	3.500	04-01-45	1,300,289	1,319,895
30 Yr Pass Thru	3.500	11-01-46	2,670,248	2,707,172
30 Yr Pass Thru	3.500	07-01-47	2,948,842	2,989,619
30 Yr Pass Thru	3.500	07-01-47	2,199,011	2,231,824
30 Yr Pass Thru	3.500	11-01-47	1,112,080	1,127,980
30 Yr Pass Thru	4.000	10-01-40	272,200	284,002
30 Yr Pass Thru	4.000	09-01-41	1,700,368	1,769,841
30 Yr Pass Thru	4.000	09-01-41	441,971	461,340
30 Yr Pass Thru	4.000	09-01-41	890,960	927,084
30 Yr Pass Thru	4.000	10-01-41	1,367,429	1,425,222
30 Yr Pass Thru	4.000	06-01-46	2,689,952	2,783,885
30 Yr Pass Thru	4.000	06-01-47	2,498,754	2,597,724
30 Yr Pass Thru	4.500	07-01-41	2,372,040	2,524,758
30 Yr Pass Thru	5.000	04-01-41	304,708	331,668

30 Yr Pass Thru	5.500	08-01-40	91,286	100,522
Foreign government obligations 0.9% (0.6% of Total investments)				$1,587,471
(Cost $1,423,718)
Argentina 0.9%				1,587,471
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	390,000	415,350
Republic of Argentina
Bond	5.875	01-11-28	264,000	256,872
Bond (A)(B)	6.875	01-26-27	155,000	163,372
Bond (A)(B)	7.500	04-22-26	350,000	385,875

Bond (A)(B)	8.280	12-31-33	322,469	366,002
Corporate bonds 85.0% (56.5% of Total investments)				$150,406,773
(Cost $147,720,687)
Consumer discretionary 11.3%				19,939,430
Auto components 0.4%
Lear Corp.	5.250	01-15-25	273,000	289,665
2	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
Nemak SAB de CV (C)	5.500	02-28-23	306,000	$313,650
ZF North America Capital, Inc. (C)	4.750	04-29-25	153,000	157,590
Automobiles 1.5%
Ford Motor Company (A)(B)	4.750	01-15-43	145,000	141,964
Ford Motor Credit Company LLC	5.875	08-02-21	928,000	1,005,293
General Motors Company	4.875	10-02-23	507,000	538,644
General Motors Financial Company, Inc.	4.000	01-15-25	560,000	567,273
General Motors Financial Company, Inc. (A)(B)	4.300	07-13-25	444,000	453,701
Diversified consumer services 0.3%
Laureate Education, Inc. (C)	8.250	05-01-25	170,000	182,325
Service Corp. International	5.375	05-15-24	240,000	252,000
Hotels, restaurants and leisure 0.8%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	199,875
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	138,613
GLP Capital LP	5.375	04-15-26	255,000	272,850
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	130,000	142,675
International Game Technology PLC (C)	6.500	02-15-25	225,000	250,313
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	124,000	135,160
Mohegan Gaming & Entertainment (A)(B)(C)	7.875	10-15-24	310,000	317,750
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14	99,739	0
Household durables 0.2%
Beazer Homes USA, Inc. (A)(B)	8.750	03-15-22	370,000	404,225
Internet and direct marketing retail 2.2%
Amazon.com, Inc. (B)(C)	3.150	08-22-27	660,000	646,896
Amazon.com, Inc. (A)(B)(C)	4.050	08-22-47	653,000	673,219
Expedia, Inc. (B)	3.800	02-15-28	582,000	554,836
Expedia, Inc.	5.000	02-15-26	705,000	741,213
QVC, Inc.	4.375	03-15-23	325,000	328,730
QVC, Inc.	5.125	07-02-22	255,000	266,011
QVC, Inc.	5.450	08-15-34	315,000	311,466
The Priceline Group, Inc. (A)(B)	2.750	03-15-23	280,000	273,994
Leisure products 0.2%
Vista Outdoor, Inc. (A)(B)	5.875	10-01-23	255,000	246,713
Media 5.3%
21st Century Fox America, Inc. (B)	7.750	01-20-24	1,020,000	1,242,878
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	379,838
AMC Entertainment Holdings, Inc. (A)(B)	6.125	05-15-27	320,000	312,560
Cablevision Systems Corp. (A)(B)	5.875	09-15-22	210,000	212,100
CBS Corp. (A)(B)	3.375	03-01-22	132,000	133,650
CBS Corp. (B)	3.700	08-15-24	205,000	207,199
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	265,000	251,088
Charter Communications Operating LLC	4.200	03-15-28	580,000	568,044
Charter Communications Operating LLC	6.484	10-23-45	606,000	712,157
Clear Channel Worldwide Holdings, Inc. (A)(B)	6.500	11-15-22	289,000	297,517
Lions Gate Entertainment Corp. (C)	5.875	11-01-24	147,000	156,371
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24	195,000	191,588
MDC Partners, Inc. (C)	6.500	05-01-24	270,000	272,025
Meredith Corp. (C)	6.875	02-01-26	158,000	161,753
Midcontinent Communications (C)	6.875	08-15-23	140,000	148,400
Myriad International Holdings BV (C)	5.500	07-21-25	400,000	436,000
National CineMedia LLC	6.000	04-15-22	109,000	110,499
Sinclair Television Group, Inc. (A)(B)(C)	5.625	08-01-24	335,000	345,050
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Sirius XM Radio, Inc. (C)	5.000	08-01-27	226,000	$224,305
Sirius XM Radio, Inc. (A)(B)(C)	5.375	04-15-25	310,000	317,750
Sirius XM Radio, Inc. (C)	5.375	07-15-26	375,000	382,969
Time Warner Cable LLC	8.250	04-01-19	375,000	398,424
Time Warner, Inc. (B)	3.800	02-15-27	370,000	365,458
Viacom, Inc. (B)	4.375	03-15-43	222,000	203,211
Viacom, Inc. (B)	5.850	09-01-43	508,000	564,396
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (A)(B)	6.250	02-28-57	260,000	268,125
WMG Acquisition Corp. (C)	4.875	11-01-24	165,000	168,300
WMG Acquisition Corp. (A)(B)(C)	6.750	04-15-22	310,000	321,625
Multiline retail 0.2%
Macy's Retail Holdings, Inc. (A)(B)	3.625	06-01-24	395,000	378,503
Specialty retail 0.2%
L Brands, Inc.	6.625	04-01-21	245,000	263,988
L Brands, Inc. (A)(B)	6.875	11-01-35	134,000	137,015
Consumer staples 2.4%				4,247,010
Beverages 1.3%
Anheuser-Busch InBev Finance, Inc. (B)	4.900	02-01-46	880,000	990,271
Coca-Cola European Partners US LLC (B)	4.500	09-01-21	1,000,000	1,053,919
Molson Coors Brewing Company (B)	3.000	07-15-26	243,000	231,525
Food and staples retailing 0.1%
Simmons Foods, Inc. (C)	5.750	11-01-24	120,000	117,600
Food products 0.5%
Bunge, Ltd. Finance Corp. (B)	8.500	06-15-19	389,000	419,164
Kraft Heinz Foods Company (C)	4.875	02-15-25	221,000	232,395
Kraft Heinz Foods Company (B)	5.200	07-15-45	165,000	180,031
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28	64,000	63,782
Household products 0.1%
Kronos Acquisition Holdings, Inc. (C)	9.000	08-15-23	214,000	210,255
Personal products 0.3%
Natura Cosmeticos SA (C)	5.375	02-01-23	355,000	356,740
Revlon Consumer Products Corp. (A)(B)	6.250	08-01-24	383,000	246,078
Tobacco 0.1%
Vector Group, Ltd. (C)	6.125	02-01-25	140,000	145,250
Energy 10.0%				17,746,264
Energy equipment and services 0.2%
Antero Midstream Partners LP	5.375	09-15-24	275,000	283,256
CSI Compressco LP	7.250	08-15-22	160,000	157,600
Oil, gas and consumable fuels 9.8%
Andeavor Logistics LP	4.250	12-01-27	164,000	165,039
Andeavor Logistics LP	5.250	01-15-25	140,000	146,853
Andeavor Logistics LP	6.375	05-01-24	265,000	287,194
Boardwalk Pipelines LP (B)	4.450	07-15-27	196,000	197,124
Cenovus Energy, Inc.	4.450	09-15-42	380,000	353,281
Cheniere Corpus Christi Holdings LLC (A)(B)	5.125	06-30-27	130,000	134,225
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	160,000	172,400
Cimarex Energy Company	4.375	06-01-24	235,000	246,648
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	233,000	230,186
Columbia Pipeline Group, Inc. (A)(B)	4.500	06-01-25	540,000	569,780
Continental Resources, Inc. (A)(B)	5.000	09-15-22	548,000	554,850
4	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43	370,000	$356,588
DCP Midstream Operating LP (C)	9.750	03-15-19	405,000	433,856
Enbridge Energy Partners LP (B)	4.375	10-15-20	395,000	409,770
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)(F)	5.492	10-01-77	265,000	264,669
Energy Transfer Equity LP	5.875	01-15-24	199,000	215,418
Energy Transfer LP (A)(B)	4.200	04-15-27	130,000	128,814
Energy Transfer LP (B)	5.150	03-15-45	345,000	340,180
Energy Transfer LP (B)	9.700	03-15-19	425,000	457,526
Energy Transfer Partners LP	5.000	10-01-22	95,000	100,278
Energy Transfer Partners LP	5.875	03-01-22	90,000	97,200
EnLink Midstream Partners LP	4.850	07-15-26	320,000	332,279
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (A)(B)(G)	6.000	12-15-22	215,000	212,850
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (B)(F)	5.084	08-01-66	440,000	440,660
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	516,000	514,710
Gulfport Energy Corp. (A)(B)	6.000	10-15-24	80,000	80,600
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	506,990
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	195,000	249,738
Lukoil International Finance BV (C)	3.416	04-24-18	675,000	675,381
Murphy Oil Corp.	5.750	08-15-25	155,000	158,875
Newfield Exploration Company	5.625	07-01-24	139,000	148,730
Newfield Exploration Company (A)(B)	5.750	01-30-22	115,000	122,475
NuStar Logistics LP (A)(B)	5.625	04-28-27	77,000	80,538
ONEOK Partners LP (A)(B)	5.000	09-15-23	162,000	171,150
Petrobras Global Finance BV (A)(B)	5.625	05-20-43	536,000	485,964
Petrobras Global Finance BV (A)(B)	7.375	01-17-27	545,000	604,487
Petro-Canada (B)	9.250	10-15-21	1,000,000	1,211,099
Petroleos Mexicanos (A)(B)	4.875	01-24-22	325,000	338,081
Petroleos Mexicanos (A)(B)(C)	5.375	03-13-22	85,000	90,015
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	262,556
Sabine Pass Liquefaction LLC (A)(B)	5.000	03-15-27	245,000	260,167
Sabine Pass Liquefaction LLC (A)(B)	5.750	05-15-24	425,000	465,901
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	147,000	164,216
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	448,964
Sunoco Logistics Partners Operations LP (B)	4.400	04-01-21	377,000	388,397
Tapstone Energy LLC (C)	9.750	06-01-22	105,000	91,088
Teekay Offshore Partners LP	6.000	07-30-19	460,000	458,850
The Williams Companies, Inc.	4.550	06-24-24	525,000	538,781
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	315,000	347,319
Williams Partners LP (B)	3.750	06-15-27	355,000	353,745
Williams Partners LP	4.875	03-15-24	690,000	718,463
WPX Energy, Inc.	5.250	09-15-24	100,000	101,250
YPF SA (A)(B)(C)	8.500	07-28-25	370,000	419,210
Financials 25.4%				44,982,946
Banks 13.3%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(G)	6.750	06-15-26	200,000	225,250
Bank of America Corp. (A)(B)	3.950	04-21-25	425,000	432,521
Bank of America Corp. (B)	4.200	08-26-24	170,000	176,346
Bank of America Corp. (B)	4.250	10-22-26	159,000	164,576
Bank of America Corp. (B)	4.450	03-03-26	580,000	608,391
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(G)	6.300	03-10-26	610,000	$683,200
Barclays Bank PLC (B)	2.650	01-11-21	720,000	715,575
Barclays Bank PLC (B)(C)	10.179	06-12-21	475,000	573,181
Barclays PLC (A)(B)	4.375	01-12-26	340,000	348,663
BPCE SA (B)(C)	4.500	03-15-25	475,000	489,161
BPCE SA (B)(C)	5.700	10-22-23	1,145,000	1,254,352
Canadian Imperial Bank of Commerce	2.700	02-02-21	770,000	768,245
Citigroup, Inc. (B)	4.600	03-09-26	586,000	617,647
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (A)(B)(G)	5.875	03-27-20	630,000	652,050
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(G)	6.250	08-15-26	525,000	570,938
Commerzbank AG (A)(B)(C)	8.125	09-19-23	350,000	417,357
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(C)(G)	11.000	06-30-19	1,000,000	1,103,750
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(G)	7.875	01-23-24	600,000	681,391
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (B)(C)	8.125	09-19-33	250,000	257,802
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(G)	5.100	06-30-23	420,000	421,050
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	270,655
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (A)(B)(G)	6.375	09-17-24	200,000	213,980
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (A)(B)(G)	6.875	06-01-21	340,000	365,075
ING Bank NV (B)(C)	5.800	09-25-23	1,000,000	1,105,632
JPMorgan Chase & Co. (B)	2.400	06-07-21	595,000	587,730
JPMorgan Chase & Co. (B)	3.200	06-15-26	410,000	401,422
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (G)	5.300	05-01-20	465,000	479,066
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(G)	6.750	02-01-24	805,000	899,588
Lloyds Banking Group PLC (A)(B)	4.650	03-24-26	880,000	913,833
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	385,000	434,569
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (G)	5.125	11-01-26	345,000	362,164
Popular, Inc.	7.000	07-01-19	260,000	268,710
Santander Holdings USA, Inc. (B)	2.700	05-24-19	92,000	91,947
Santander Holdings USA, Inc. (B)(C)	3.400	01-18-23	270,000	266,682
Santander Holdings USA, Inc. (B)(C)	3.700	03-28-22	469,000	472,960
Santander UK Group Holdings PLC (A)(B)(C)	4.750	09-15-25	365,000	377,591
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(G)	7.375	09-13-21	340,000	366,775
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (A)(B)(C)(G)	8.000	09-29-25	420,000	490,875
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (G)	8.250	11-29-18	385,000	400,714
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(B)(G)	4.850	06-01-23	335,000	340,025
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)(G)	6.750	08-01-21	545,000	594,731
The Royal Bank of Scotland Group PLC	3.875	09-12-23	480,000	483,848
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(G)	8.000	08-10-25	200,000	228,876
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (G)	8.625	08-15-21	200,000	223,250
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (G)	7.980	03-15-18	370,000	373,478
6	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series MTN (B)	4.650	11-04-44	255,000	$275,616
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(G)	5.875	06-15-25	975,000	1,060,508
Capital markets 3.9%
Ares Capital Corp. (A)(B)	3.625	01-19-22	290,000	287,650
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(G)	7.500	12-11-23	295,000	335,563
FS Investment Corp. (B)	4.000	07-15-19	435,000	437,971
FS Investment Corp. (B)	4.250	01-15-20	290,000	293,314
Jefferies Group LLC (B)	4.150	01-23-30	365,000	355,877
Jefferies Group LLC (A)(B)	4.850	01-15-27	422,000	443,624
Jefferies Group LLC (B)	8.500	07-15-19	235,000	254,288
Macquarie Bank, Ltd. (B)(C)	4.875	06-10-25	520,000	541,967
Morgan Stanley (B)	3.875	01-27-26	400,000	408,735
Morgan Stanley (B)	5.500	01-26-20	450,000	474,256
Morgan Stanley (B)	7.300	05-13-19	895,000	948,408
Stifel Financial Corp. (A)(B)	4.250	07-18-24	325,000	330,067
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	685,000	692,765
UBS AG (B)(C)	2.450	12-01-20	545,000	540,362
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)(C)	2.859	08-15-23	550,000	538,118
Consumer finance 2.8%
Ally Financial, Inc.	3.250	11-05-18	325,000	325,813
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	681,281
Capital One Financial Corp. (B)	3.500	06-15-23	1,100,000	1,106,607
Capital One Financial Corp. (B)	3.750	07-28-26	570,000	555,221
Capital One Financial Corp. (B)	4.200	10-29-25	440,000	446,009
Credit Acceptance Corp.	6.125	02-15-21	395,000	398,950
Credito Real SAB de CV (C)	7.250	07-20-23	200,000	211,400
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(G)	9.125	11-29-22	225,000	233,888
Discover Financial Services	3.950	11-06-24	458,000	461,398
Discover Financial Services (A)(B)	4.100	02-09-27	167,000	167,374
Discover Financial Services	5.200	04-27-22	85,000	90,350
Enova International, Inc.	9.750	06-01-21	230,000	244,950
Diversified financial services 0.9%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	205,000	196,031
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	110,775	114,237
Exela Intermediate LLC (C)	10.000	07-15-23	135,000	133,313
Leucadia National Corp. (A)(B)	5.500	10-18-23	655,000	698,006
Trident Merger Sub, Inc. (C)	6.625	11-01-25	85,000	85,425
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	419,000	445,188
Insurance 3.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	452,899
AXA SA (B)	8.600	12-15-30	175,000	248,973
Brighthouse Financial, Inc. (B)(C)	3.700	06-22-27	595,000	571,640
CNO Financial Group, Inc.	5.250	05-30-25	450,000	462,510
Liberty Mutual Group, Inc. (C)	7.800	03-07-87	705,000	891,825
MetLife, Inc. (B)	6.400	12-15-66	355,000	408,303
MetLife, Inc. (B)(C)	9.250	04-08-68	315,000	462,656
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)(C)	5.100	10-16-44	365,000	387,630
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)	5.875	09-15-42	677,000	$741,315
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	443,784
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (B)	8.125	06-15-68	540,000	550,125
Thrifts and mortgage finance 1.3%
Flagstar Bancorp, Inc.	6.125	07-15-21	255,000	268,923
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	95,000	96,900
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	148,000	148,000
MGIC Investment Corp.	5.750	08-15-23	99,000	106,425
Nationstar Mortgage LLC	6.500	07-01-21	295,000	298,438
Nationstar Mortgage LLC	7.875	10-01-20	240,000	246,000
Quicken Loans, Inc. (C)	5.250	01-15-28	235,000	229,760
Quicken Loans, Inc. (C)	5.750	05-01-25	550,000	560,313
Radian Group, Inc.	4.500	10-01-24	144,000	144,000
Radian Group, Inc.	5.250	06-15-20	99,000	103,455
Stearns Holdings LLC (C)	9.375	08-15-20	164,000	168,920
Health care 4.0%				7,088,891
Biotechnology 0.8%
AbbVie, Inc. (B)	3.600	05-14-25	420,000	423,650
Shire Acquisitions Investments Ireland DAC (B)	1.900	09-23-19	530,000	523,090
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	473,000	453,273
Health care equipment and supplies 0.1%
Zimmer Biomet Holdings, Inc. (B)	3.550	04-01-25	222,000	218,490
Health care providers and services 2.3%
Community Health Systems, Inc. (A)(B)	5.125	08-01-21	165,000	153,863
Community Health Systems, Inc. (A)(B)	8.000	11-15-19	122,000	114,375
DaVita, Inc.	5.000	05-01-25	405,000	403,481
Express Scripts Holding Company (A)(B)	4.750	11-15-21	1,000,000	1,057,109
HCA, Inc.	5.250	04-15-25	375,000	393,435
HCA, Inc.	5.250	06-15-26	320,000	334,656
HCA, Inc.	7.500	02-15-22	300,000	336,750
MEDNAX, Inc. (C)	5.250	12-01-23	290,000	296,163
Select Medical Corp.	6.375	06-01-21	360,000	368,100
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	65,000	60,613
Universal Health Services, Inc. (C)	4.750	08-01-22	240,000	245,712
Universal Health Services, Inc. (C)	5.000	06-01-26	309,000	320,588
Life sciences tools and services 0.2%
Quintiles IMS, Inc. (C)	4.875	05-15-23	260,000	269,100
Pharmaceuticals 0.6%
Allergan Funding SCS (A)(B)	3.800	03-15-25	375,000	376,527
Mylan NV (A)(B)	3.950	06-15-26	407,000	404,216
Valeant Pharmaceuticals International, Inc. (C)	6.125	04-15-25	375,000	335,700
Industrials 10.0%				17,610,438
Aerospace and defense 0.8%
Arconic, Inc. (A)(B)	5.125	10-01-24	354,000	374,355
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	250,000	268,438
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	215,000	229,513
Lockheed Martin Corp. (A)(B)	4.700	05-15-46	295,000	334,985
Textron, Inc.	7.250	10-01-19	240,000	257,668
8	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
XPO Logistics, Inc. (A)(B)(C)	6.500	06-15-22	279,000	$290,439
Airlines 4.2%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	11-15-26	182,075	187,410
Air Canada 2013-1 Class C Pass Through Trust (C)	6.625	05-15-18	310,000	313,162
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	195,000	193,538
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	82,378
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	121,294	127,359
American Airlines 2013-2 Class A Pass Through Trust (B)	4.950	07-15-24	321,028	337,497
American Airlines 2015-1 Class B Pass Through Trust (B)	3.700	11-01-24	481,183	476,992
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	07-15-29	176,339	181,849
American Airlines 2017-1 Class A Pass Through Trust (A)(B)	4.000	08-15-30	195,000	199,134
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	08-15-30	300,000	303,090
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	04-15-31	168,000	166,851
Azul Investments LLP (C)	5.875	10-26-24	95,000	94,525
British Airways 2013-1 Class A Pass Through Trust (B)(C)	4.625	06-20-24	519,271	544,612
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	113,890	117,466
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	92,853	96,219
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	22,108	22,218
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	10-19-23	406,204	440,285
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	130,539	136,335
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	489,397	537,114
Delta Air Lines 2010-1 Class A Pass Through Trust (B)	6.200	01-02-20	78,775	80,153
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	166,909	171,649
Delta Air Lines, Inc.	3.625	03-15-22	476,000	479,702
Northwest Airlines 2007-1 Class A Pass Through Trust (B)	7.027	05-01-21	288,685	309,672
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	03-03-28	429,369	437,016
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	409,631	421,646
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	01-07-30	272,613	269,816
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	153,000	150,935
US Airways 2010-1 Class A Pass Through Trust (B)	6.250	10-22-24	307,594	337,461
US Airways 2012-1 Class A Pass Through Trust (B)	5.900	04-01-26	239,863	263,346
Building products 1.0%
Masco Corp. (A)(B)	4.375	04-01-26	255,000	265,200
Masco Corp.	4.450	04-01-25	275,000	287,210
Owens Corning	4.200	12-15-22	1,095,000	1,135,861
Commercial services and supplies 0.4%
LSC Communications, Inc. (C)	8.750	10-15-23	290,000	300,875
Prime Security Services Borrower LLC (C)	9.250	05-15-23	255,000	282,094
Tervita Escrow Corp. (C)	7.625	12-01-21	60,000	60,075
Construction and engineering 0.3%
AECOM	5.125	03-15-27	415,000	415,519
Tutor Perini Corp. (C)	6.875	05-01-25	88,000	93,720
Electrical equipment 0.1%
EnerSys (C)	5.000	04-30-23	95,000	98,919
Machinery 0.1%
Neovia Logistics Services LLC (C)	8.875	08-01-20	215,000	175,763
Professional services 0.6%
Equifax, Inc. (B)	3.250	06-01-26	95,000	89,563
Equifax, Inc. (B)	7.000	07-01-37	80,000	102,101
IHS Markit, Ltd. (C)	4.000	03-01-26	130,000	126,263
IHS Markit, Ltd. (C)	4.750	02-15-25	110,000	114,400
IHS Markit, Ltd. (C)	5.000	11-01-22	152,000	160,740
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Verisk Analytics, Inc. (B)	4.000	06-15-25	544,000	$555,752
Trading companies and distributors 2.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (C)	6.500	06-15-45	350,000	381,500
AerCap Ireland Capital DAC	4.625	10-30-20	435,000	453,789
AerCap Ireland Capital DAC	5.000	10-01-21	373,000	394,334
Ahern Rentals, Inc. (C)	7.375	05-15-23	395,000	381,175
Aircastle, Ltd.	5.000	04-01-23	620,000	649,450
Aircastle, Ltd. (A)(B)	5.500	02-15-22	215,000	228,257
Aircastle, Ltd.	6.250	12-01-19	195,000	204,506
Aircastle, Ltd.	7.625	04-15-20	160,000	173,600
Ashtead Capital, Inc. (C)	4.375	08-15-27	260,000	258,050
H&E Equipment Services, Inc. (C)	5.625	09-01-25	131,000	135,913
International Lease Finance Corp.	5.875	04-01-19	240,000	248,681
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	328,000	328,000
United Rentals North America, Inc.	5.500	07-15-25	260,000	274,300
Information technology 5.0%				8,868,209
Communications equipment 0.4%
Nokia OYJ	4.375	06-12-27	150,000	145,605
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	545,952
Electronic equipment, instruments and components 0.5%
CDW LLC	5.000	09-01-25	47,000	47,764
Keysight Technologies, Inc. (B)	4.600	04-06-27	255,000	264,440
Tech Data Corp. (A)(B)	4.950	02-15-27	601,000	626,995
Internet software and services 0.4%
Match Group, Inc. (A)(B)(C)	5.000	12-15-27	70,000	70,175
Match Group, Inc.	6.375	06-01-24	260,000	281,125
VeriSign, Inc.	4.750	07-15-27	145,000	146,088
VeriSign, Inc.	5.250	04-01-25	270,000	286,200
IT services 0.1%
Sixsigma Networks Mexico SA de CV (C)	8.250	11-07-21	200,000	211,500
Semiconductors and semiconductor equipment 0.4%
NXP BV (C)	4.625	06-01-23	645,000	672,606
Software 2.2%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	400,000	395,014
Activision Blizzard, Inc. (B)(C)	6.125	09-15-23	365,000	383,198
Autodesk, Inc. (B)	3.500	06-15-27	410,000	398,086
CA, Inc. (B)	3.600	08-15-22	355,000	358,991
Citrix Systems, Inc.	4.500	12-01-27	429,000	431,709
Electronic Arts, Inc. (B)	4.800	03-01-26	558,000	605,058
j2 Cloud Services LLC (C)	6.000	07-15-25	119,000	125,843
Microsoft Corp. (A)(B)	4.450	11-03-45	535,000	609,454
Open Text Corp. (C)	5.875	06-01-26	265,000	278,913
VMware, Inc. (A)(B)	2.950	08-21-22	320,000	310,145
Technology hardware, storage and peripherals 1.0%
Dell International LLC (B)(C)	6.020	06-15-26	825,000	903,130
Dell International LLC (A)(B)(C)	7.125	06-15-24	85,000	92,863
Dell International LLC (B)(C)	8.350	07-15-46	255,000	334,707
Western Digital Corp.	4.750	02-15-26	338,000	342,648
10	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 3.1%				$5,514,967
Chemicals 1.7%
Braskem Finance, Ltd. (C)	7.000	05-07-20	515,000	556,200
Braskem Netherlands Finance BV (C)	4.500	01-10-28	340,000	343,740
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	267,120
Mexichem SAB de CV (C)	5.500	01-15-48	315,000	307,125
NOVA Chemicals Corp. (A)(B)(C)	5.000	05-01-25	535,000	540,350
Olin Corp.	5.000	02-01-30	87,000	87,109
Platform Specialty Products Corp. (A)(B)(C)	6.500	02-01-22	427,000	440,472
The Chemours Company	6.625	05-15-23	456,000	479,894
Construction materials 0.3%
Cemex SAB de CV (A)(B)(C)	6.125	05-05-25	360,000	383,850
U.S. Concrete, Inc.	6.375	06-01-24	145,000	155,991
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	215,000	221,988
Klabin Finance SA (C)	4.875	09-19-27	255,000	251,494
Metals and mining 0.7%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	281,257
Commercial Metals Company	5.375	07-15-27	82,000	84,255
Novelis Corp. (C)	5.875	09-30-26	95,000	97,850
Vale Overseas, Ltd. (A)(B)	6.250	08-10-26	248,000	287,628
Vedanta Resources PLC (C)	6.125	08-09-24	200,000	201,793
Vedanta Resources PLC (A)(B)(C)	6.375	07-30-22	240,000	250,176
Paper and forest products 0.1%
Norbord, Inc. (C)	6.250	04-15-23	255,000	276,675
Real estate 2.9%				5,161,053
Equity real estate investment trusts 2.9%
American Homes 4 Rent LP	4.250	02-15-28	305,000	303,298
American Tower Corp. (A)(B)	3.550	07-15-27	575,000	557,621
American Tower Corp.	4.700	03-15-22	400,000	422,421
Crown Castle Towers LLC (B)(C)	4.883	08-15-40	710,000	744,613
Equinix, Inc.	5.375	05-15-27	205,000	215,250
Iron Mountain, Inc. (C)	4.875	09-15-27	165,000	157,781
Iron Mountain, Inc. (A)(B)	5.750	08-15-24	395,000	396,481
Iron Mountain, Inc. (A)(B)	6.000	08-15-23	440,000	459,250
Omega Healthcare Investors, Inc. (A)(B)	4.500	01-15-25	295,000	289,890
Omega Healthcare Investors, Inc.	4.950	04-01-24	309,000	318,029
Omega Healthcare Investors, Inc. (B)	5.250	01-15-26	180,000	183,295
Ventas Realty LP (B)	3.500	02-01-25	575,000	571,190
VEREIT Operating Partnership LP	4.600	02-06-24	523,000	541,934
Telecommunication services 4.8%				8,546,242
Diversified telecommunication services 3.6%
AT&T, Inc. (B)	3.875	08-15-21	800,000	824,884
AT&T, Inc. (B)	3.900	08-14-27	412,000	411,810
AT&T, Inc. (A)(B)	4.750	05-15-46	287,000	280,360
AT&T, Inc. (B)	5.450	03-01-47	770,000	822,852
Cablevision SA (C)	6.500	06-15-21	180,000	189,968
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	260,000	250,900
GCI, Inc.	6.875	04-15-25	265,000	282,225
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	218,961
Radiate Holdco LLC (A)(B)(C)	6.625	02-15-25	245,000	239,488
Radiate Holdco LLC (C)	6.875	02-15-23	64,000	64,320
Sprint Spectrum Company LLC (B)(C)	3.360	03-20-23	243,750	244,664
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	11

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telecom Italia Capital SA	7.200	07-18-36	365,000	$454,283
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	263,221
Verizon Communications, Inc. (A)(B)	4.672	03-15-55	295,000	289,040
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	861,271
Verizon Communications, Inc. (B)	5.012	08-21-54	255,000	263,188
West Corp. (A)(B)(C)	8.500	10-15-25	125,000	123,125
Windstream Services LLC (A)(B)	7.750	10-15-20	219,000	187,793
Zayo Group LLC (C)	5.750	01-15-27	125,000	127,038
Wireless telecommunication services 1.2%
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	270,000	284,513
CC Holdings GS V LLC	3.849	04-15-23	350,000	354,976
Digicel Group, Ltd. (C)	8.250	09-30-20	385,000	381,670
Digicel, Ltd. (C)	6.750	03-01-23	295,000	293,525
MTN Mauritius Investment, Ltd. (C)	4.755	11-11-24	225,000	223,778
Sprint Capital Corp.	6.875	11-15-28	305,000	315,294
T-Mobile USA, Inc. (A)(B)	4.750	02-01-28	292,000	293,095
Utilities 6.1%				10,701,323
Electric utilities 3.1%
Abengoa Transmision Sur SA (C)	6.875	04-30-43	248,425	274,820
Broadcom Corp. (B)(C)	3.875	01-15-27	594,000	578,103
Duke Energy Corp. (B)	3.550	09-15-21	1,000,000	1,023,675
Electricite de France SA (A)(B)(C)	3.625	10-13-25	260,000	262,513
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (A)(B)(C)(G)	5.250	01-29-23	485,000	498,338
Emera US Finance LP (B)	3.550	06-15-26	183,000	178,835
Empresa Electrica Angamos SA (C)	4.875	05-25-29	360,000	362,221
Exelon Generation Company LLC (B)	4.000	10-01-20	1,000,000	1,028,323
Israel Electric Corp., Ltd. (B)(C)	5.625	06-21-18	420,000	423,772
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	490,000	490,650
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(G)	6.250	02-01-22	320,000	337,760
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	187,118
Independent power and renewable electricity producers 1.3%
Greenko Dutch BV (A)(B)(C)	4.875	07-24-22	310,000	307,861
IPALCO Enterprises, Inc.	3.700	09-01-24	60,000	59,561
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	110,000	108,488
NRG Energy, Inc.	6.250	05-01-24	585,000	611,547
NRG Energy, Inc. (A)(B)	6.625	01-15-27	305,000	321,775
NRG Yield Operating LLC	5.375	08-15-24	760,000	767,068
Multi-utilities 1.6%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	793,050
CMS Energy Corp. (A)(B)	5.050	03-15-22	1,000,000	1,072,474
Dominion Energy, Inc. (B)	3.625	12-01-24	1,000,000	1,013,371
Convertible bonds 0.1% (0.1% of Total investments)				$287,149
(Cost $288,615)
Utilities 0.1%				287,149
Independent power and renewable electricity producers 0.1%

NRG Yield, Inc. (C)	3.250	06-01-20	290,000	287,149
12	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities (H) 0.4% (0.2% of Total investments)				$657,178
(Cost $551,984)
Financials 0.4%				657,178
Banks 0.2%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (F)(G)	4.000	02-20-18	420,000	378,000
Capital markets 0.2%

State Street Corp. (3 month LIBOR + 1.000%) (B)(F)	2.588	06-01-77	312,000	279,178
Term loans (I) 0.2% (0.1% of Total investments)				$291,337
(Cost $288,807)
Financials 0.1%				149,051
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.568	05-01-23	148,125	149,051
Industrials 0.1%				142,286
Aerospace and defense 0.1%

WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	5.272	12-28-19	142,500	142,286
Collateralized mortgage obligations 19.5% (12.9% of Total investments)				$34,477,743
(Cost $33,827,191)
Commercial and residential 16.8%				29,790,922
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	659,251
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(J)	3.596	04-14-33	490,000	489,229
Series 2015-200P, Class F (C)(J)	3.596	04-14-33	415,000	391,806
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	480,000	469,819
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	370,000	385,026
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (J)	3.423	03-25-35	42,478	131,017
Series 2005-2, Class A1 (1 Year CMT + 2.450%) (F)	3.260	03-25-35	174,018	175,844
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (C)(F)	4.568	07-05-33	620,000	625,438
BWAY Mortgage Trust
Series 2013-1515, Class F (C)(J)	3.927	03-10-33	595,000	571,098
Series 2015-1740, Class D (C)(J)	3.787	01-10-35	370,000	356,502
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	6,885,000	239,736
BXP Trust Series 2017-GM, Class D (C)(J)	3.425	06-13-39	395,000	372,433
CD Mortgage Trust Series 2017-CD3, Class C (J)	4.563	02-10-50	435,000	446,919
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(J)	3.786	04-10-28	325,000	321,371
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (C)(F)	4.059	05-15-30	100,000	100,159
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(F)	3.709	07-15-32	264,000	264,000
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (C)	4.387	02-10-33	529,360	524,615
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(F)	3.809	11-15-36	370,000	371,275
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(F)	4.059	07-15-32	126,000	126,051
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(F)	2.654	06-11-32	160,000	160,250
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (C)(F)	3.659	04-15-36	355,000	356,103
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.661	08-15-45	1,898,750	$116,484
Series 2012-CR3 Class XA IO	1.884	10-15-45	2,761,290	199,233
Series 2013-CR6, Class XA IO	1.097	03-10-46	2,930,112	103,543
Series 2014-CR16, Class C (J)	4.901	04-10-47	552,000	574,817
Series 2015-CR27, Class B (J)	4.361	10-10-48	235,000	243,315
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (J)	4.934	12-10-44	360,000	372,248
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	620,000	634,580
Series 2013-CR11, Class B (J)	5.159	08-10-50	895,000	958,048
Series 2013-CR13, Class C (J)	4.747	11-10-46	435,000	447,436
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (C)(F)	4.009	07-13-31	600,000	597,788
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (C)(F)	3.802	02-13-32	445,000	445,835
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (C)(F)	3.702	08-13-27	775,000	775,122
Core Industrial Trust Series 2015-CALW, Class F (C)(J)	3.850	02-10-34	360,000	352,948
DBJPM Mortgage Trust
Series 2016-C3, Class C (J)	3.494	09-10-49	130,000	123,947
Series 2017-C6, Class C (J)	4.174	06-10-50	235,000	234,666
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(J)	3.382	12-15-34	345,000	344,798
Series 2015-NRF, Class EFX (C)(J)	3.382	12-15-34	495,000	489,956
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(J)	3.500	11-25-57	240,000	242,220
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(F)	4.810	09-15-34	90,000	90,675
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.221	05-10-45	5,364,011	320,224
Series 2014-NEW, Class C (C)	3.790	01-10-31	165,000	166,584
Series 2016-RENT, Class D (C)(J)	4.067	02-10-29	420,000	420,841
Series 2017-485L, Class C (C)(J)	4.115	02-10-37	240,000	240,230
Series 2017-GS5, Class C (J)	4.299	03-10-50	190,000	189,928
Series 2017-GS6, Class C (J)	4.322	05-10-50	185,000	186,999
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.201	05-19-35	4,224,230	160,321
Series 2007-3, Class ES IO (C)	0.350	05-19-47	5,664,180	86,254
Series 2007-4, Class ES IO	0.350	07-19-47	6,158,095	87,611
Series 2007-6, Class ES IO (C)	0.353	08-19-37	5,028,419	63,177
Hilton USA Trust Series 2016-HHV, Class D (C)(J)	4.194	11-05-38	285,000	277,271
IMT Trust Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	190,000	185,649
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.854	07-25-35	4,296,922	129,327
Series 2005-AR8, Class AX2 IO	1.588	05-25-35	4,486,218	151,740
Series 2005-AR18, Class 1X IO	1.728	10-25-36	5,698,175	312,499
Series 2005-AR18, Class 2X IO	1.453	10-25-36	5,104,131	76,815
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (J)	4.660	04-15-47	725,000	740,736
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (C)	1.431	07-05-32	2,783,797	153,469
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (C)(F)	3.659	07-15-31	884,398	882,716
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (C)(F)	3.909	08-15-27	760,000	760,000
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (C)(F)	4.309	07-15-36	360,000	361,351
Series 2016-JP3, Class C (J)	3.480	08-15-49	183,000	173,792
MAD Mortgage Trust Series 2017-330M, Class D (C)(J)	4.108	08-15-34	245,000	241,543
14	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (F)	2.910	10-25-35	12,227	$12,379
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (J)	4.134	02-15-46	293,000	285,841
Series 2014-C18, Class 300D	5.279	08-15-31	380,000	392,368
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (C)(J)	4.295	09-09-32	1,050,000	1,060,206
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(F)	2.959	11-15-34	270,000	270,677
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	465,000	467,623
MSDB Trust Series 2017-712F, Class C (C)(J)	3.628	07-11-39	60,000	59,292
MSSG Trust
Series 2017-237P, Class D (C)	3.864	09-13-39	135,000	128,491
Series 2017-237P, Class E (C)	3.864	09-13-39	200,000	185,526
Natixis Commercial Mortgage Securities Trust Series 2018-285M, Class D (C)(J)	3.790	11-15-32	100,000	97,906
Olympic Tower Mortgage Trust Series 2017-OT, Class D (C)(J)	3.945	05-10-39	325,000	318,617
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	188,902
TMSQ Mortgage Trust Series 2011-1500, Class D (C)(J)	3.835	10-10-36	340,000	322,482
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	429,704
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (C)	1.342	05-10-63	3,529,796	170,034
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(J)	3.947	12-13-29	612,000	614,138
VNDO Trust Series 2016-350P, Class D (C)(J)	3.903	01-10-35	455,000	445,165
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(J)	2.710	03-18-28	935,000	923,965
Series 2013-BTC, Class E (C)(J)	3.550	04-16-35	620,000	589,947
Series 2015-LC22, Class B (J)	4.541	09-15-58	295,000	307,944
Series 2017-RB1, Class C (J)	4.311	03-15-50	235,000	234,078
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(F)	3.209	12-15-34	120,000	119,976
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (C)	1.961	11-15-45	4,174,943	288,551
Series 2013-C15, Class B (J)	4.481	08-15-46	155,000	160,581
Series 2013-C16, Class B (J)	5.028	09-15-46	265,000	281,101
Worldwide Plaza Trust Series 2017-WWP, Class D (C)(J)	3.596	11-10-36	190,000	180,750
U.S. Government Agency 2.7%				4,686,821
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (F)	3.411	10-25-27	380,000	389,098
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (F)	3.552	12-25-28	280,000	285,274
Series K005, Class AX IO	1.352	11-25-19	2,252,604	48,294
Series K017, Class X1 IO	1.348	12-25-21	3,811,069	162,559
Series K018, Class X1 IO	1.370	01-25-22	3,417,586	147,557
Series K021, Class X1 IO	1.464	06-25-22	942,425	49,478
Series K022, Class X1 IO	1.251	07-25-22	3,851,160	176,329
Series K707, Class X1 IO	1.514	12-25-18	2,269,817	19,923
Series K709, Class X1 IO	1.504	03-25-19	3,111,817	39,709
Series K710, Class X1 IO	1.733	05-25-19	3,288,153	53,775
Series K718, Class X1 IO	0.643	01-25-22	16,482,246	358,258
Government National Mortgage Association
Series 2012-114, Class IO	0.805	01-16-53	1,532,284	75,362
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2016-142, Class IO	0.993	09-16-58	1,503,568	$118,054
Series 2016-162, Class IO	0.996	09-16-58	3,282,714	254,904
Series 2016-174, Class IO	0.899	11-16-56	2,126,555	163,939
Series 2016-87, Class IO	1.007	08-16-58	2,024,619	156,156
Series 2016-94, Class IO	1.169	12-16-57	3,481,281	290,834
Series 2017-109, Class IO	0.612	04-16-57	2,600,652	157,009
Series 2017-124, Class IO	0.705	01-16-59	3,277,863	226,403
Series 2017-135, Class IO	0.840	10-16-58	2,110,499	155,654
Series 2017-140, Class IO	0.609	02-16-59	1,928,665	131,207
Series 2017-20, Class IO	0.749	12-16-58	4,056,410	264,374
Series 2017-22, Class IO	1.047	12-16-57	1,444,038	131,729
Series 2017-3, Class IO	0.907	09-16-58	3,771,616	275,029
Series 2017-46, Class IO	0.619	11-16-57	3,068,458	192,750
Series 2017-61, Class IO	0.767	05-16-59	1,830,930	146,835

Series 2017-74, Class IO	0.780	09-16-58	3,383,187	216,328
Asset backed securities 5.8% (3.9% of Total investments)				$10,333,574
(Cost $10,339,678)
Asset backed securities 5.8%				10,333,574
Ally Auto Receivables Trust Series 2018-1, Class A3	2.310	06-15-22	260,000	259,983
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	997,500	972,184
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	625,600	629,579
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	960,000	951,510
Series 2017-A4, Class A4	1.990	07-17-23	130,000	128,273
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.539	01-20-23	990,000	989,863
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (C)	4.474	03-20-43	407,671	409,019
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	377,150	390,357
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	20,831	13,984
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.768	02-25-35	234,315	233,577
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	481,388	482,288
Series 2017-1A, Class A2I (C)	3.629	11-20-47	120,000	120,431
Series 2017-1A, Class A2II (C)	4.030	11-20-47	145,000	146,933
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	582,075	592,331
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	498,525	512,464
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	143,913	145,359
Golden Credit Card Trust Series 2018-1A, Class A (C)	2.620	01-15-23	415,000	414,993
MMAF Equipment Finance LLC Series 2017-B, Class A3 (C)	2.210	10-17-22	385,000	380,543
MVW Owner Trust Series 2014-1A, Class A (C)	2.250	09-22-31	75,736	74,455
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	212,842	218,115
Taco Bell Funding LLC Series 2016-1A, Class A2I (C)	3.832	05-25-46	508,563	513,206
Towd Point Mortgage Trust
16	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1, Class A5 (C)(J)	3.531	10-25-53	125,000	$128,591
Series 2015-2, Class 1M2 (C)(J)	3.514	11-25-60	300,000	310,943
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	132,106	131,243
Westgate Resorts LLC
Series 2014-1A, Class A (C)	2.150	12-20-26	264,098	262,604
Series 2014-1A, Class B (C)	3.250	12-20-26	176,521	176,249
Series 2015-1A, Class A (C)	2.750	05-20-27	117,457	117,218
Series 2015-2A, Class B (C)	4.000	07-20-28	187,724	187,986
Series 2016-1A, Class A (C)	3.500	12-20-28	179,820	180,179
Series 2017-1A, Class A (C)	3.050	12-20-30	260,450	259,114

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$561,920
(Cost $515,695)
Energy 0.3%		561,920
Oil, gas and consumable fuels 0.3%

Royal Dutch Shell PLC, ADR, Class A (A)(B)	8,000	561,920
Preferred securities (K) 1.8% (1.2% of Total investments)		$3,208,343
(Cost $3,064,493)
Consumer staples 0.3%		581,250
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	581,250
Financials 0.5%		895,870
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.201% (F)	24,985	650,110
Wells Fargo & Company, Series L, 7.500%	192	245,760
Real estate 0.5%		832,035
Equity real estate investment trusts 0.5%
Crown Castle International Corp., Series A, 6.875%	740	832,035
Utilities 0.5%		899,188
Multi-utilities 0.5%
Dominion Energy, Inc., 6.750%	13,140	663,176
DTE Energy Company, 6.500%	4,475	236,012

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$153
(Cost $0)
Materials 0.0%				153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (E)(L)	8.000	03-15-17	245,000	153

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5% (1.0% of Total investments)				$2,616,000
(Cost $2,616,000)
U.S. Government Agency 1.5%				2,616,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	247,000	247,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	339,000	339,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	2,030,000	2,030,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Income Securities Trust	17

Total investments (Cost $262,563,531) 150.5%	$266,473,193
Other assets and liabilities, net (50.5%)	(89,446,734)
Total net assets 100.0%	$177,026,459

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 1-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-18 was $103,092,359. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $44,805,657.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,560,833 or 42.7% of the fund's net assets as of 1-31-18.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(L)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-18:
United States	85.1%
United Kingdom	2.6%
Netherlands	2.0%
France	1.9%
Canada	1.9%
Ireland	1.3%
Other countries	5.2%
TOTAL	100.0%
18	JOHN HANCOCK Income Securities Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$62,045,552	—	$62,045,552	—
Foreign government obligations	1,587,471	—	1,587,471	—
Corporate bonds	150,406,773	—	150,406,773	—
Convertible bonds	287,149	—	287,149	—
Capital preferred securities	657,178	—	657,178	—
Term loans	291,337	—	291,337	—
Collateralized mortgage obligations	34,477,743	—	34,477,743	—
Asset backed securities	10,333,574	—	10,333,574	—
Common stocks	561,920	$561,920	—	—
Preferred securities	3,208,343	1,795,058	1,413,285	—
Escrow certificates	153	—	—	$153
Short-term investments	2,616,000	—	2,616,000	—
Total investments in securities	$266,473,193	$2,356,978	$264,116,062	$153

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       19

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	P6Q1	01/18
This report is for the information of the shareholders of John Hancock Income Securities Trust.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018